Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Comprehensive Income [Abstract]
Net loss	$ (127,976)	$ (172,797)	$ (162,956)
Other comprehensive (loss) income:
Unrealized (loss) gain on available-for-sale securities	(26)	632	(380)
Comprehensive loss	$ (128,002)	$ (172,165)	$ (163,336)